                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06683

Morgan Stanley Health Sciences Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
    (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2004

Date of reporting period: January 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Health Sciences Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the six-month period ended January 31, 2004

Total Return for the six months ended January 31, 2004

Class A	Class B	Class C	Class D	S&P 500 Index[1]	Lipper Health/ Biotechnology Funds Index[2]
10.59%	10.21%	10.15%	10.72%	15.22%	11.91%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Overview

The equity markets rose strongly for the six months ended January 31, 2004. The anticipated economic recovery then appeared to take hold, with gross domestic product growth topping 8 percent in the third quarter of 2003 and 4 percent in the fourth. The economy's apparent resilience was also reflected in corporate profits, which in many cases exceeded the market's expectations for both quarters. The leading sectors during the period were the largely more economically sensitive segments of the economy such as technology.

Both the biotechnology and the health sectors posted modest gains for the six-month period amid an accommodative regulatory environment. After sharp gains in early 2003 these sectors ended the period with low volatility as the market consolidated. As has historically been the case, the performance of biotechnology and pharmaceutical companies was largely driven during the period by company-specific factors rather than industrywide trends. Genentech and ImClone were two clear examples of this pattern. In both cases, positive clinical trial data and strong pipeline potential drove the stocks' valuations higher even as patent expiration concerns hurt many other company peers.

Performance Analysis

For the six-month period ended January 31, 2004, Morgan Stanley Health Sciences Trust underperformed both the S&P 500 and the Lipper Health/Biotechnology Funds Index. The Fund's concentration on the health sciences industries was the greatest driver of its underperformance relative to the broader S&P 500 Index, which contains companies from across the sector spectrum.

The Fund's risk-adjusted, bottom-up strategy resulted in its strong performance from several stock picks. Its best performance during the period came from three pharmaceutical companies — Celgene, Telik and ImClone — that are developing and marketing cancer treatment drugs. All three companies' drugs received positive data from clinical trials, while investors recognized the potential of the drugs in these companies' pipelines.

Unfortunately, not all of the Fund's stock selections contributed positively to its performance. Its biggest detractor was underperforming stock picks. Two companies that hurt performance the most were Amylin Pharmaceuticals and CV Therapeutics, a biopharmaceuticals company, which emerged as our two biggest disappointments, because investors became concerned over the market potential for Amylin's key drug and the FDA requested that CV

Therapeutics provide additional data for their most prominent drug candidate. Additionally, our bottom-up approach resulted in reduced exposure to the pharmaceuticals sector, which returned strong results as a whole but thus hurt performance to the degree that we did not participate in it.

TOP 10 HOLDINGS
Pfizer	6.5%
Amgen Inc.	6.1
Telik Inc.	3.4
Celgene Corp.	2.7
Biogen Idec Inc.	2.6
Bristol Myers Squibb	2.5
Gilead Sciences Inc.	2.1
Martek Biosciences Corp.	1.9
Abbott Laboratories	1.8
Variant Medical Systems	1.6

TOP 5 INDUSTRIES
Biotechnology	43.5%
Pharmaceuticals: Major	18.8
Medical Specialties	14.7
Managed Health Care	5.7
Pharmaceuticals: Other	4.8

Subject to change daily. All percentages are a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks (including depositary receipts) of health science companies throughout the world. Health science companies include, among others,

1.	Hospitals, clinical test laboratories, convalescent and mental health care facilities and home care businesses

2.	Pharmaceutical companies and companies involved in biotechnology, medical diagnostics, biochemicals, and nuclear research and development

3.	Companies that produce and manufacture medical, dental and optical supplies and equipment

4.	Companies that provide services to health care companies

5.	HMOs and other health insurance companies

Proxy Voting Policies and Procedures

A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS (6397). This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares ** (since 10/30/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	HCRAX		HCRBX		HCRCX		HCRDX
1 Year	35.38%	[3]	34.30%	[3]	34.30	% [3]	35.65	% [3]
	28.27	[4]	29.30	[4]	33.30	[4]	—
5 Years	11.55	[3]	10.68	[3]	10.66	[3]	11.77	[3]
	10.35	[4]	10.41	[4]	10.66	[4]	—
10 Years	—		11.58	[3]	—		—
	—		11.58	[4]	—		—
Since Inception	12.47	[3]	11.84	[3]	11.62	[3]	12.70	[3]
	11.54	[4]	11.84	[4]	11.62	[4]	—

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Notes on Performance

(1)	The Standard & Poor's 500 Index (S&P 500®) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Health/Biotechnology Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Health/Biotechnology Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*	The maximum front-end sales charge for Class A is 5.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (96.3%)
	Biotechnology (43.5%)
39,100	Abgenix, Inc.*	$609,960
146,600	Adolor Corp.*	1,967,372
180,500	Alkermes, Inc.*	2,703,890
542,700	Amgen Inc.*	34,998,723
458,100	Amylin Pharmaceuticals, Inc.*	8,850,492
142,400	Applera Corp. – Celera Genomics Group*	2,167,328
157,400	Applied Molecular Evolution, Inc.*	2,817,460
357,390	Biogen Idec Inc.*	15,292,718
204,900	BioMarin Pharmaceutical, Inc.*	1,636,946
225,000	Cancervax Corp.*	2,760,750
385,850	Celgene Corp.*	15,592,198
47,400	Cephalon, Inc.*	2,598,468
105,800	Charles River Laboratories International, Inc.*	4,247,870
122,500	Chiron Corp.*	6,333,250
750,100	ConjuChem Inc. (Canada)*	4,991,978
173,700	CuraGen Corp.*	1,511,190
388,300	CV Therapeutics, Inc.*	6,368,120
320,100	Dendreon Corp.*	4,481,400
181,900	DOV Pharmaceutical, Inc.*	2,446,555
219,700	Exelixis, Inc.*	1,731,236
28,400	Eyetech Pharmaceuticals Inc.*	920,160
16,755	Genentech, Inc.*	1,600,102
125,700	Gen-Probe Inc.*	4,741,404
28,500	Genzyme Corp.*	1,563,225
219,400	Gilead Sciences, Inc.*	12,038,478
155,800	Human Genome Sciences, Inc.*	2,148,482
94,800	ICOS Corp.*	4,138,968
112,150	ImClone Systems, Inc.*	4,593,664
305,550	Isis Pharmaceuticals, Inc.*	2,713,284
233,100	Keryx Biopharmaceuticals, Inc.*	2,331,000
94,600	Ligand Pharmaceuticals Inc. (Class B)*	1,372,646
169,000	Martek Biosciences Corp.*	10,961,340
164,300	Medicines Company (The)*	4,991,434
151,492	MedImmune, Inc.*	$3,560,062
99,800	MGI Pharma, Inc.*	4,759,462
287,000	Nabi Biopharmaceuticals*	4,640,790
145,800	NeoPharm, Inc.*	2,739,582
53,250	Neurocrine Biosciences, Inc.*	3,013,418
201,300	NPS Pharmaceuticals, Inc.*	6,946,863
87,800	Onyx Pharmaceuticals, Inc.*	2,957,104
206,400	Regeneron Pharmaceuticals, Inc.*	3,062,976
434,500	Serono SA (ADR) (Switzerland)	8,333,710
805,700	Telik, Inc.*	19,331,160
215,500	Tularik Inc.*	3,723,840
171,650	Vicuron Pharmaceuticals, Inc.*	4,069,822
275,000	Zymogenetics, Inc.*	5,002,250
		250,363,130
	Drugstore Chains (0.6%)
103,700	Walgreen Co.	3,582,835
	Electrical Products (0.3%)
37,900	Wilson Greatbatch Technologies, Inc.	1,531,160
	Hospital/Nursing Management (1.7%)
117,600	Community Health Systems Inc.*	3,323,376
54,000	HCA, Inc.	2,424,600
321,500	Tenet Healthcare Corp.*	3,986,600
		9,734,576
	Managed Health Care (5.7%)
24,300	Anthem, Inc.*	1,987,254
164,600	Caremark Rx, Inc.*	4,403,050
81,500	CIGNA Corp.	5,054,630
85,300	Mid Atlantic Medical Services, Inc.*	5,779,075
32,500	Oxford Health Plans, Inc.*	1,566,500
95,900	UnitedHealth Group Inc.	5,838,392
150,900	WellChoice, Inc.*	5,522,940
23,900	WellPoint Health Networks, Inc.*	2,509,500
		32,661,341

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
	Medical Distributors (0.4%)
75,550	McKesson Corp.	$2,219,659
	Medical Specialties (14.7%)
66,200	Alcon, Inc. (Switzerland)	4,237,462
169,600	Align Technology, Inc.*	3,536,160
153,000	Apogent Technologies Inc.*	4,155,480
188,200	Applera Corp. – Applied Biosystems Group	4,449,048
108,900	Atrix Laboratories, Inc.*	2,773,683
49,500	Bard (C.R.), Inc.	4,662,900
35,800	Baxter International, Inc.	1,043,570
44,700	Beckman Coulter, Inc.	2,436,597
93,900	Becton, Dickinson & Co.	4,231,134
88,000	Boston Scientific Corp.*	3,589,520
109,600	Cooper Companies, Inc. (The)	5,304,640
91,200	Cypress Bioscience, Inc.*	992,256
90,600	Dade Behring Holdings, Inc.*	3,510,750
88,100	Edwards Lifesciences Corp.*	3,068,523
128,600	Guidant Corp.	8,214,968
50,250	INAMED Corp.*	2,589,885
92,534	Medtronic, Inc.	4,554,523
30,000	Nobel Biocare Holding AG (Switzerland)	3,190,347
2,000	Nobel Biocare Holding AG (Switzerland)	210,834
141,300	SonoSite, Inc.*	3,464,676
45,400	St. Jude Medical, Inc.*	3,261,990
377,600	Trinity Biotech PLC (ADR) (Ireland)*	1,627,456
112,000	Varian Medical Systems, Inc.*	9,289,280
		84,395,682
	Pharmaceuticals: Generic Drugs (1.3%)
43,800	Taro Pharmaceuticals Industries Ltd. (Israel)*	2,733,120
60,100	Valeant Pharmaceuticals International	1,411,148
75,600	Watson Pharmaceuticals, Inc.*	3,516,156
		7,660,424
	Pharmaceuticals: Major (18.8%)
247,250	Abbott Laboratories	$10,651,530
21,900	Aventis SA (ADR) (France)	1,710,390
516,450	Bristol-Myers Squibb Co.	14,486,423
168,700	GlaxoSmithKline PLC (ADR) (United Kingdom)	7,422,800
54,400	Johnson & Johnson	2,906,048
73,150	Lilly (Eli) & Co.	4,977,126
81,300	Merck & Co. Inc.	3,869,880
139,000	Novartis AG (ADR) (Switzerland)	6,275,850
1,014,768	Pfizer Inc.	37,170,952
57,400	Roche Holding AG (Switzerland)	5,818,955
30,000	Schering AG (Germany)	1,579,087
288,700	Schering-Plough Corp.	5,063,798
69,000	Takeda Chemical Industries, Ltd. (Japan)	2,868,481
88,500	Wyeth	3,624,075
		108,425,395
	Pharmaceuticals: Other (4.8%)
49,200	Allergan, Inc.	4,076,220
333,650	Allos Therapeutics Inc.*	1,244,515
21,600	Altana AG (ADR) (Germany)	1,224,720
65,100	Bradley Pharmaceuticals Inc.*	1,416,576
111,400	Connetics Corp.*	2,451,914
56,700	Esperion Therapeutics, Inc.*	1,959,552
59,800	Forest Laboratories, Inc.*	4,454,502
91,000	Fujisawa Pharmaceutical Co., Ltd. (Japan)	1,947,421
113,800	Inspire Pharmaceuticals, Inc.*	1,481,676
2,475	Serono SA (B Shares) (Switzerland)	1,902,938
64,900	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	4,062,091
82,600	United Therapeutics Corp.*	1,722,210
		27,944,335
	Services to the Health Industry (3.7%)
96,900	Cerner Corp.*	3,798,480
24,900	Express Scripts, Inc. (Class A)*	1,722,333

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Portfolio of Investments January 31, 2004 (unaudited) continued

NUMBER OF SHARES		VALUE
23,100	Laboratory Corp. of America Holdings*	$986,370
63,200	NDC Health Corp.	1,783,504
64,700	Omnicare, Inc.	2,848,741
11,700	Quest Diagnostics Inc.*	994,500
195,300	Specialty Laboratories, Inc.*	3,417,750
44,250	Stericycle, Inc.*	1,955,850
54,800	VistaCare, Inc. (Class A)*	1,742,640
242,300	WebMD Corp.*	2,180,700
		21,430,868
	Wholesale Distributors (0.8%)
96,700	Fisher Scientific International, Inc.*	4,317,655
	Total Common Stocks (Cost $394,874,414)	554,267,060

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (5.1%) Repurchase Agreements
$28,076	Joint repurchase agreement account 1.02% due 02/02/04 (dated 01/30/04; proceeds $28,078,386) (a) (Cost $28,076,000)	28,076,000
1,533	The Bank of New York 0.875% due 02/02/04 (dated 01/30/04; proceeds $1,533,105 (b) (Cost $1,532,993)	1,532,993

Total Short-Term Investments (Cost $29,608,993)			29,608,993
Total Investments (Cost $424,483,407) (c )	101.4%	583,876,053
Liabilities in Excess of Other Assets	(1.4)	(7,881,827)
Net Assets	100.0%	$575,994,226

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)	Collateralized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 4.096% due 08/01/33 valued at $1,563,653.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $169,022,558 and the aggregate gross unrealized depreciation is $9,629,912, resulting in net unrealized appreciation of $159,392,646.

Forward Foreign Currency Contract Open at January 31, 2004:

CONTRACTS TO DELIVER	IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
$1,919,876	CHF 2,402,340	02/02/04	$(9,770)

Currency Abbreviation

CHF	Swiss Franc.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $424,483,407)	$583,876,053
Cash	236,141
Receivable for:
Shares of beneficial interest sold	1,011,761
Investments sold	518,954
Dividends	158,130
Foreign withholding taxes reclaimed	18,290
Prepaid expenses and other assets	49,731
Total Assets	585,869,060
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	9,770
Payable for:
Investments purchased	6,342,411
Shares of beneficial interest redeemed	2,438,239
Investment management fee	484,730
Distribution fee	460,046
Accrued expenses and other payables	139,638
Total Liabilities	9,874,834
Net Assets	$575,994,226
Composition of Net Assets:
Paid-in-capital	$430,468,571
Net unrealized appreciation	159,394,304
Accumulated net investment loss	(4,660,257)
Accumulated net realized loss	(9,208,392)
Net Assets	$575,994,226
Class A Shares:
Net Assets	$14,820,278
Shares Outstanding (unlimited authorized, $.01 par value)	771,574
Net Asset Value Per Share	$19.21
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$20.27
Class B Shares:
Net Assets	$517,592,774
Shares Outstanding (unlimited authorized, $.01 par value)	28,558,428
Net Asset Value Per Share	$18.12
Class C Shares:
Net Assets	$24,880,041
Shares Outstanding (unlimited authorized, $.01 par value)	1,372,474
Net Asset Value Per Share	$18.13
Class D Shares:
Net Assets	$18,701,133
Shares Outstanding (unlimited authorized, $.01 par value)	958,024
Net Asset Value Per Share	$19.52

Statement of Operations

For the six months ended January 31, 2004 (unaudited)

Net Investment Loss:
Income
Dividends	$1,307,461
Interest	135,740
Total Income	1,443,201
Expenses
Investment management fee	2,764,271
Distribution fee (Class A shares)	16,569
Distribution fee (Class B shares)	2,480,174
Distribution fee (Class C shares)	118,271
Transfer agent fees and expenses	523,954
Registration fees	42,766
Shareholder reports and notices	42,279
Professional fees	29,557
Custodian fees	18,457
Trustees' fees and expenses	5,920
Other	10,332
Total Expenses	6,052,550
Net Investment Loss	(4,609,349)
Net Realized and Unrealized Gain:
Net Realized Gain on:
Investments	37,450,181
Foreign exchange transactions	8,699
Net Realized Gain	37,458,880
Net Change in Unrealized Appreciation/Depreciation on:
Investments	21,019,586
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(5,895)
Net Appreciation	21,013,691
Net Gain	58,472,571
Net Increase	$53,863,222

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004	FOR THE YEAR ENDED JULY 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment loss	$(4,609,349)	$(8,045,534)
Net realized gain (loss)	37,458,880	(14,266,603)
Net change in unrealized appreciation	21,013,691	99,720,070
Net Increase	53,863,222	77,407,933
Distributions to Shareholders from Net Realized Gain:
Class A shares	—	(35,572)
Class B shares	—	(1,699,150)
Class C shares	—	(74,767)
Class D shares	—	(75,237)
Total Distributions	—	(1,884,726)
Net decrease from transactions in shares of beneficial interest	(43,253,872)	(73,882,322)
Net Increase	10,609,350	1,640,885
Net Assets:
Beginning of period	565,384,876	563,743,991
End of Period (Including accumulated net investment losses of $4,660,257 and $50,908, respectively)	$575,994,226	$565,384,876

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited) continued

of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited) continued

G.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; and 0.925% to the portion of daily net assets in excess of $1 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $12,099,090 at January 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited) continued

reimbursed in the subsequent calendar year. For the six months ended January 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $22, $355,064 and $1,971, respectively and received $73,971 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2004, aggregated $144,903,912 and $184,278,508, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $140,344 including a realized loss of $55,221.

For the six months ended January 31, 2004, the Fund incurred brokerage commissions of $33,163 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At January 31, 2004, Morgan Stanley Fund of Funds – Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 74,418 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $34,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended January 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,034. At January 31, 2004, the Fund had an accrued pension liability of $51,802 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited) continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JULY 31, 2003
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	162,717	$2,883,749	246,785	$3,692,061
Reinvestment of distributions	—	—	2,359	34,477
Redeemed	(87,205)	(1,556,639)	(248,861)	(3,727,569)
Net increase (decrease) – Class A	75,512	1,327,110	283	(1,031)
CLASS B SHARES
Sold	1,599,683	26,791,956	3,603,818	52,016,674
Reinvestment of distributions	—	—	112,363	1,562,972
Redeemed	(3,759,697)	(62,505,050)	(8,915,052)	(125,533,704)
Net decrease – Class B	(2,160,014)	(35,713,094)	(5,198,871)	(71,954,058)
CLASS C SHARES
Sold	151,391	2,548,778	329,685	4,806,060
Reinvestment of distributions	—	—	5,061	70,454
Redeemed	(200,762)	(3,374,792)	(399,731)	(5,660,851)
Net decrease – Class C	(49,371)	(826,014)	(64,985)	(784,337)
CLASS D SHARES
Sold	102,611	1,875,159	493,927	7,641,299
Reinvestment of distributions	—	—	1,641	24,318
Redeemed	(533,686)	(9,917,033)	(570,224)	(8,808,513)
Net decrease – Class D	(431,075)	(8,041,874)	(74,656)	(1,142,896)
Net decrease in Fund	(2,564,948)	$(43,253,872)	(5,338,229)	$(73,882,322)

6.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Health Sciences Trust

Notes to Financial Statements January 31, 2004 (unaudited) continued

As of July 31, 2003 the Fund had a net capital loss carryforward of $27,059,965 which will expire on July 31, 2011 to offset future capital gains to the extent provided by regulations.

As of July 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

7.   Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Health Sciences Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JULY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.37		$14.88	$18.14	$19.81	$13.39	$15.31
Income (loss) from investment operations:
Net investment loss‡	(0.09)		(0.13)	(0.15)	(0.13)	(0.13)	(0.10)
Net realized and unrealized gain (loss)	1.93		2.67	(2.87)	1.04	7.51	1.59
Total income (loss) from investment operations	1.84		2.54	(3.02)	0.91	7.38	1.49
Less distributions from net realized gain	—		(0.05)	(0.24)	(2.58)	(0.96)	(3.41)
Net asset value, end of period	$19.21		$17.37	$14.88	$18.14	$19.81	$13.39
Total Return†	10.59	%(1)	17.14%	(16.88)%	3.65%	58.44%	10.03%
Ratios to Average Net Assets(3):
Expenses	1.49	%(2)	1.50%	1.44%	1.35%	1.45%	1.47%
Net investment loss	(0.97)	% (2)	(0.83)%	(0.88)%	(0.66)%	(0.79)%	(0.74)%
Supplemental Data:
Net assets, end of period, in thousands	$14,820		$12,091	$10,354	$12,455	$8,996	$707
Portfolio turnover rate	27	%(1)	82%	84%	145%	191%	148%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JULY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.45		$14.21	$17.46	$19.30	$13.17	$15.22
Income (loss) from investment operations:
Net investment loss‡	(0.14)		(0.23)	(0.27)	(0.27)	(0.24)	(0.21)
Net realized and unrealized gain (loss)	1.81		2.52	(2.74)	1.01	7.33	1.57
Total income (loss) from investment operations	1.67		2.29	(3.01)	0.74	7.09	1.36
Less distributions from net realized gain	—		(0.05)	(0.24)	(2.58)	(0.96)	(3.41)
Net asset value, end of period	$18.12		$16.45	$14.21	$17.46	$19.30	$13.17
Total Return†	10.21	%(1)	16.18%	(17.48)%	2.81%	57.16%	9.12%
Ratios to Average Net Assets(3):
Expenses	2.24	%(2)	2.26%	2.20%	2.16%	2.20%	2.27%
Net investment loss	(1.72)	% (2)	(1.59)%	(1.64)%	(1.47)%	(1.54)%	(1.54)%
Supplemental Data:
Net assets, end of period, in thousands	$517,593		$505,403	$510,208	$638,640	$519,365	$295,446
Portfolio turnover rate	27	%(1)	82%	84%	145%	191%	148%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JULY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$16.46		$14.21	$17.46	$19.30	$13.18	$15.23
Income (loss) from investment operations:
Net investment loss‡	(0.14)		(0.23)	(0.27)	(0.27)	(0.25)	(0.21)
Net realized and unrealized gain (loss)	1.81		2.53	(2.74)	1.01	7.33	1.57
Total income (loss) from investment operations	1.67		2.30	(3.01)	0.74	7.08	1.36
Less distributions from net realized gain	—		(0.05)	(0.24)	(2.58)	(0.96)	(3.41)
Net asset value, end of period	$18.13		$16.46	$14.21	$17.46	$19.30	$13.18
Total Return†	10.15	%(1)	16.09%	(17.37)%	2.80%	57.04%	9.13%
Ratios to Average Net Assets(3):
Expenses	2.24	%(2)	2.26%	2.20%	2.16%	2.20%	2.27%
Net investment loss	(1.72)	% (2)	(1.59)%	(1.64)%	(1.47)%	(1.54)%	(1.54)%
Supplemental Data:
Net assets, end of period, in thousands	$24,880		$23,398	$21,124	$23,178	$14,048	$1,562
Portfolio turnover rate	27	%(1)	82%	84%	145%	191%	148%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Health Sciences Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED JANUARY 31, 2004		FOR THE YEAR ENDED JULY 31,
			2003	2002	2001	2000	1999
	(unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$17.63		$15.07	$18.32	$19.96	$13.46	$15.35
Income (loss) from investment operations:
Net investment loss‡	(0.06)		(0.09)	(0.11)	(0.09)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	1.95		2.70	(2.90)	1.03	7.56	1.61
Total (loss) income from investment operations	1.89		2.61	(3.01)	0.94	7.46	1.52
Less distributions from net realized gain	—		(0.05)	(0.24)	(2.58)	(0.96)	(3.41)
Net asset value, end of period	$19.52		$17.63	$15.07	$18.32	$19.96	$13.46
Total Return†	10.72	%(1)	17.38%	(16.66)%	3.79%	58.74%	10.22%
Ratios to Average Net Assets(3):
Expenses	1.24	%(2)	1.26%	1.20%	1.16%	1.20%	1.27%
Net investment loss	(0.72)	% (2)	(0.59)%	(0.64)%	(0.47)%	(0.54)%	(0.54)%
Supplemental Data:
Net assets, end of period, in thousands	$18,701		$24,492	$22,058	$14,660	$3,260	$1,485
Portfolio turnover rate	27	%(1)	82%	84%	145%	191%	148%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Not annualized.
(2)	Annualized.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37956RPT-00-13931C04-AP-3/04	MORGAN STANLEY FUNDS
Morgan Stanley Health Sciences Trust Semiannual Report January 31, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Health Sciences Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2004

                                       3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                               /s/ Ronald E. Robison
                                               Ronald E. Robison
                                               Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Health Sciences
     Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  March 19, 2004

                                             /s/ Francis Smith
                                             Francis Smith
                                             Principal Financial Officer

                                       7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19, 2004                         /s/ Ronald E. Robison
                                             ---------------------------
                                             Ronald E. Robison
                                             Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Health Sciences Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended January 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: March 19, 2004                       /s/ Francis Smith
                                           ----------------------
                                           Francis Smith
                                           Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Health Sciences Trust and will be retained by Morgan
Stanley Health Sciences Trust and furnished to the Securities and Exchange
Commission or its staff upon request. .

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